Deferred Charges, net	6 Months Ended
Jun. 30, 2025
Deferred Charges, net
Deferred Charges, net

5     Deferred Charges, net

Deferred charges, net consisted of the following (in thousands):

Drydocking and
Special Survey Costs
As of January 1, 2024	$38,012
Additions	50,568
Write-off	(660)
Amortization	(29,161)
As of December 31, 2024	58,759
Additions	27,805
Write-off	—
Amortization	(22,485)
As of June 30, 2025	$64,079

The Company follows the deferral method of accounting for drydocking and special survey costs in accordance with accounting for planned major maintenance activities, whereby actual costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled survey, which is two and a half years. If special survey or drydocking is performed prior to the scheduled date, the remaining unamortized balances are immediately written off. Furthermore, when a vessel is drydocked in more than one reporting period, the respective costs are identified and recorded in the period in which they were incurred and not at the conclusion of the drydocking.